1875 K Street, N.W. Washington, DC 20006-1238 Tel: 202 303 1000 Fax: 202 303 2000

September 1, 2015

VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Alpine Equity Trust
Post-Effective Amendment No. 54 to Registration Statement on Form N-1A
Securities Act File No. 033-25378
Investment Company Act File No. 811-05684

Ladies and Gentlemen:

On behalf of Alpine Equity Trust (the “Trust”), and pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended (the “1933 Act”), we hereby transmit for filing with the Securities and Exchange Commission (the “SEC”), Post-Effective Amendment No. 54 to the Trust’s Registration Statement under the 1933 Act and Amendment No. 54 to the Trust’s Registration Statement under the Investment Company Act of 1940, as amended (the “Amendment”).

The purpose of the Amendment is to add a new series to the Trust:  Alpine Global Realty Income & Growth Fund (the “New Fund”).  The New Fund will invest, under normal circumstances, at least 80% of its net assets (plus borrowings for investment purposes) in the publicly traded equity securities of issuers which are engaged in the real estate industry. The Fund defines the real estate industry broadly to include the investment, management, development, construction, financing and/or brokerage of real estate. The Fund considers an issuer to be in the real estate industry if it derives at least 50% of its revenues or net income from these real estate activities or if real estate assets represent at least 50% of its asset value. The Fund may also invest in issuers in other industries such as, for example, lodging, entertainment, retail, timber and mining which own or control significant real estate holdings. The Fund’s holdings will primarily be, but not be limited to, real estate investment trusts (REITs) and similar REIT-like entities, real estate operating companies (REOCs), real estate funds and homebuilders. Under normal market conditions, the Fund will invest at least 40% of its net assets (plus the amount of any borrowings for investment purposes) in the securities of issuers located outside of the United States, including in emerging markets, and will allocate its assets among issuers located in no less than three different countries, one of which may be the United States.

Since shares of the New Fund will be offered in the same manner as the other series of the Trust, the disclosure in the New Fund’s Prospectus is identical or nearly identical to those sections in the Prospectus and Statement of Additional Information of other series of the Trust that has been reviewed by the Staff, with the exception of the investment objective, strategies and risk disclosure.  Consequently, the Trust requests selective review of the Amendment.

As discussed with Mr. John Grzeskiewicz, the Trust expects to request acceleration of the effectiveness of the Amendment in advance of the 75 day period.

Any questions or comments on the Amendment should be directed to the undersigned at 202-303-1124.

Very truly yours,

/s/ Benjamin J. Haskin
Benjamin J. Haskin

cc:	Matthew K. Breitman, Alpine Woods Capital Investors, LLC
Rose F. DiMartino, Willkie Farr & Gallagher LLP
Neesa P. Sood, Willkie Farr & Gallagher LLP

Enclosures

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